This Registrant is filing this amendment (Amendment) to its Form NCEN for October 31, 2024, originally filed with the Securities and Exchange Commission on January 13, 2025 (Accession Number 000086939225000030), to add Item C.7.n.iv. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the original Form NCEN filing.